Subsequent Events - Exchange rates and crude oil prices (Detail) $ in Thousands			3 Months Ended		6 Months Ended
	Aug. 28, 2025 MXN ($) $ / $ $ / bbl	Jun. 30, 2025 $ / $ $ / bbl	Jun. 30, 2025 MXN ($) $ / $	Jun. 30, 2024 MXN ($)	Jun. 30, 2025 MXN ($) $ / $	Jun. 30, 2024 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $		18.8928	18.8928		18.8928
Foreign exchange income (loss), net | $	$ 18,166,523		$ 134,685,055	$ (159,683,239)	$ 119,627,066	$ (126,295,142)
Average prices of crude oil exports | $ / bbl		61.11
Percentage of increase in crude oil price		(3.30%)
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $	18.6843
Appreciation of the value of the peso in U.S. dollars terms	1.10%
Average prices of crude oil exports | $ / bbl	63.13